Assets Measured at Fair Value on Recurring Basis (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 Fixed-rate Investments USD ($)	Dec. 31, 2011 Fixed-rate Investments CNY	Dec. 31, 2010 Fixed-rate Investments CNY	Dec. 31, 2011 Adjustable-rate Investments USD ($)	Dec. 31, 2011 Adjustable-rate Investments CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring USD ($)	Dec. 31, 2011 Fair Value, Measurements, Recurring CNY	Dec. 31, 2010 Fair Value, Measurements, Recurring CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Time Deposits USD ($)	Dec. 31, 2011 Fair Value, Measurements, Recurring Time Deposits CNY	Dec. 31, 2010 Fair Value, Measurements, Recurring Time Deposits CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Money Market Fund USD ($)	Dec. 31, 2011 Fair Value, Measurements, Recurring Money Market Fund CNY	Dec. 31, 2010 Fair Value, Measurements, Recurring Money Market Fund CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Fixed-rate Investments USD ($)	Dec. 31, 2011 Fair Value, Measurements, Recurring Fixed-rate Investments CNY	Dec. 31, 2010 Fair Value, Measurements, Recurring Fixed-rate Investments CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Adjustable-rate Investments USD ($)	Dec. 31, 2011 Fair Value, Measurements, Recurring Adjustable-rate Investments CNY	Dec. 31, 2010 Fair Value, Measurements, Recurring Adjustable-rate Investments CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring CNY	Dec. 31, 2010 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Time Deposits CNY	Dec. 31, 2010 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Time Deposits CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Money Market Fund CNY	Dec. 31, 2010 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Money Market Fund CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Fixed-rate Investments CNY	Dec. 31, 2010 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Fixed-rate Investments CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Adjustable-rate Investments CNY	Dec. 31, 2010 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Adjustable-rate Investments CNY	Dec. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring CNY	Dec. 31, 2010 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring CNY	Dec. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Time Deposits CNY	Dec. 31, 2010 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Time Deposits CNY	Dec. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Money Market Fund CNY	Dec. 31, 2010 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Money Market Fund CNY	Dec. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Fixed-rate Investments CNY	Dec. 31, 2010 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Fixed-rate Investments CNY	Dec. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Adjustable-rate Investments CNY	Dec. 31, 2010 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Adjustable-rate Investments CNY	Dec. 31, 2011 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring CNY	Dec. 31, 2010 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring CNY	Dec. 31, 2011 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring Time Deposits CNY	Dec. 31, 2010 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring Time Deposits CNY	Dec. 31, 2011 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring Money Market Fund CNY	Dec. 31, 2010 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring Money Market Fund CNY	Dec. 31, 2011 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring Fixed-rate Investments CNY	Dec. 31, 2010 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring Fixed-rate Investments CNY	Dec. 31, 2011 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring Adjustable-rate Investments CNY	Dec. 31, 2010 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring Adjustable-rate Investments CNY
Cash equivalents:
Cash equivalents									$ 384,456	2,419,726	3,905,479	$ 30,557	192,324	993,047									2,419,726	3,905,479	192,324	993,047							0	0	0	0							0	0	0	0
Short-term investments:
Held-to-maturity securities	1,562,509	9,834,275	375,234	15,893	100,027										1,562,509	9,834,275	375,234	15,893	100,027								0	0	0								9,834,275	375,234	100,027								0	0	0
Available-for-sale securities				16,314	102,682													16,314	102,682										0										102,682										0
Long-term investments
Available-for-sale securities																				24,814										0										0										24,814
Assets measured at fair value						$ 2,009,729	12,649,034	5,298,574													2,612,050	4,898,526									10,036,984	375,234									0	24,814